Finance Receivables, Credit Quality Information and Allowance for Credit Losses - Summary of Changes in Fair Value of Installment Finance Receivables at Fair Value (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Receivables [Abstract]
Balance at the beginning of the period	$ 269,782	$ 289,166
Originations of principal	231,475	427,317
Repayments of principal	(191,899)	(386,102)
Accrued interest and fees receivable	146	1,512
Charge-offs, net	(17,322)	(37,155)
Adjustment to fair value	(1,817)	(1,817)
Net change in fair value	6,016	3,460
Balance at the end of the period	$ 296,381	$ 296,381